INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible Assets consist of the following:

	As of December 31, 2025	As of December 31, 2024

Trademarks	$24,701,414	$-
Patents	14,577,476	-
Online platform	2,073,472	-

Less: accumulated amortization	2,960,500
Less: accumulated impairment	8,502,698	-
Intangible Assets, net	$29,889,164	$-